Note 3 - Advances for Vessels under Construction	6 Months Ended
Jun. 30, 2015
Advances For Vessels Under Construction [Abstract]
Advances For Vessels Under Construction [Text Block]

3. Advances for Vessels under Construction

As of June 30, 2015 the amount of the advances for vessels under construction amounts to $22,428,693 and mainly represents progress payments according to the agreement entered into with the shipyard as well as legal and other costs related to the construction.